Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
C000002899
Average Annual Return [Line Items]
Line Graph and Table Measure Name	The Gabelli Utilities Fund - Class AAA
C000239633
Average Annual Return [Line Items]
Line Graph and Table Measure Name	The Gabelli Utilities Fund - Class C
Average Annual Return, Percent	14.83%	5.67%	6.16%
C000034315
Average Annual Return [Line Items]
Line Graph and Table Measure Name	The Gabelli Utilities Fund - Class I
C000002898
Average Annual Return [Line Items]
Line Graph and Table Measure Name	The Gabelli Utilities Fund - Class A
Average Annual Return, Percent	9.97%	5.24%	6.32%
Without Sales Load [Member] | C000002899
Average Annual Return [Line Items]
Average Annual Return, Percent	16.82%	6.52%	6.97%
Without Sales Load [Member] | C000239633
Average Annual Return [Line Items]
Average Annual Return, Percent	15.83%	5.67%	6.16%
Without Sales Load [Member] | C000034315
Average Annual Return [Line Items]
Average Annual Return, Percent	17.25%	6.78%	7.24%
Without Sales Load [Member] | C000002898
Average Annual Return [Line Items]
Average Annual Return, Percent	16.68%	6.49%	6.96%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.82%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.82%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.82%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.82%
S&P 500 Utilities Index
Average Annual Return [Line Items]
Average Annual Return, Percent	16.04%	9.73%	10.61%
Lipper Utility Fund Average
Average Annual Return [Line Items]
Average Annual Return, Percent	13.77%	9.66%	9.80%
S&P 500 Utilities Index
Average Annual Return [Line Items]
Average Annual Return, Percent	16.04%	9.73%	10.61%
Lipper Utility Fund Average
Average Annual Return [Line Items]
Average Annual Return, Percent	13.77%	9.66%	9.80%
S&P 500 Utilities Index
Average Annual Return [Line Items]
Average Annual Return, Percent	16.04%	9.73%	10.61%
Lipper Utility Fund Average
Average Annual Return [Line Items]
Average Annual Return, Percent	13.77%	9.66%	9.80%
S&P 500 Utilities Index
Average Annual Return [Line Items]
Average Annual Return, Percent	16.04%	9.73%	10.61%
Lipper Utility Fund Average
Average Annual Return [Line Items]
Average Annual Return, Percent	13.77%	9.66%	9.80%